Investments (Details 1)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Realized gain	$ 0	0	653,861	0
Unrealized gain	0	0	0	868,255
Total	$ 0	0	653,861	868,255